Quarterly Holdings Report
for
Fidelity® Contrafund® K6
March 31, 2022
CONK6-NPRT1-0522
1.9883977.104
Common Stocks - 95.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 14.4%
Entertainment - 1.8%
Activision Blizzard, Inc.	204,000	16,342,440
Netflix, Inc. (a)	813,027	304,551,784
The Walt Disney Co. (a)	464,524	63,714,112
Universal Music Group NV	1,210,418	32,397,708
Warner Music Group Corp. Class A	288,963	10,937,250
		427,943,294
Interactive Media & Services - 12.4%
Alphabet, Inc.:
Class A (a)	250,577	696,942,339
Class C (a)	230,178	642,884,852
Bumble, Inc. (a)(b)	477,159	13,828,068
CarGurus, Inc. Class A (a)	1,544	65,558
Meta Platforms, Inc. Class A (a)	6,826,923	1,518,034,598
Snap, Inc. Class A (a)	199,803	7,190,910
Zoominfo Technologies, Inc. (a)	307,478	18,368,736
		2,897,315,061
Media - 0.2%
Liberty Media Corp. Liberty Formula One Group Series C (a)	623,659	43,556,345
TOTAL COMMUNICATION SERVICES		3,368,814,700
CONSUMER DISCRETIONARY - 11.9%
Automobiles - 0.8%
General Motors Co. (a)	1,042,421	45,595,495
Harley-Davidson, Inc.	84,915	3,345,651
Hyundai Motor Co.	140,460	20,678,309
Rad Power Bikes, Inc. (a)(c)(d)	331,574	3,177,739
Rivian Automotive, Inc.	236,360	11,280,990
Tesla, Inc. (a)	16,405	17,678,028
Toyota Motor Corp.	3,621,057	65,316,643
XPeng, Inc. Class A	623,401	8,579,732
		175,652,587
Hotels, Restaurants & Leisure - 0.7%
Airbnb, Inc. Class A (a)	490,802	84,300,152
Booking Holdings, Inc. (a)	2,026	4,757,960
Chipotle Mexican Grill, Inc. (a)	15,021	23,763,673
Hilton Worldwide Holdings, Inc. (a)	333,901	50,666,138
Marriott International, Inc. Class A (a)	66,845	11,748,009
		175,235,932
Household Durables - 0.1%
Lennar Corp. Class A	215,509	17,492,866
Internet & Direct Marketing Retail - 7.4%
Amazon.com, Inc. (a)	504,650	1,645,133,765
Cazoo Group Ltd. Class A (a)	871,131	2,404,322
Chewy, Inc. (a)	31,000	1,264,180
Coupang, Inc. Class A (a)(b)	2,212,151	39,110,830
Deliveroo PLC Class A (a)(e)	10,852,418	16,066,826
Doordash, Inc. (a)(b)	162,978	19,099,392
eBay, Inc.	198,746	11,380,196
Wayfair LLC Class A (a)	10,985	1,216,918
Zomato Ltd. (a)(c)	4,522,500	4,411,852
		1,740,088,281
Leisure Products - 0.0%
Thule Group AB (e)	99,996	3,988,184
Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	205,454	32,903,458
Dollarama, Inc.	74,450	4,222,297
Kohl's Corp.	96,800	5,852,528
		42,978,283
Specialty Retail - 2.0%
Academy Sports & Outdoors, Inc.	651,456	25,667,366
Aurora Innovation, Inc. Class B	258,416	1,372,318
AutoZone, Inc. (a)	23,431	47,906,554
Dick's Sporting Goods, Inc.	361,427	36,149,929
Fanatics, Inc. Class A (c)(d)	332,480	22,555,443
National Vision Holdings, Inc. (a)(b)	264,028	11,503,700
O'Reilly Automotive, Inc. (a)	84,921	58,167,488
The Home Depot, Inc.	709,477	212,367,750
TJX Companies, Inc.	292,873	17,742,246
Ulta Beauty, Inc. (a)	17,600	7,008,672
Williams-Sonoma, Inc. (b)	267,596	38,801,420
		479,242,886
Textiles, Apparel & Luxury Goods - 0.7%
Allbirds, Inc. Class A	40,175	241,452
Deckers Outdoor Corp. (a)	32,156	8,803,348
Dr. Martens Ltd.	3,035,190	9,521,380
lululemon athletica, Inc. (a)	16,839	6,150,108
NIKE, Inc. Class B	854,434	114,972,639
On Holding AG (b)	529,600	13,367,104
		153,056,031
TOTAL CONSUMER DISCRETIONARY		2,787,735,050
CONSUMER STAPLES - 3.2%
Beverages - 0.6%
Anheuser-Busch InBev SA NV	249,621	14,924,369
Diageo PLC	327,003	16,587,089
Keurig Dr. Pepper, Inc.	57,621	2,183,836
PepsiCo, Inc.	301,596	50,481,138
The Coca-Cola Co.	958,372	59,419,064
		143,595,496
Food & Staples Retailing - 1.5%
Albertsons Companies, Inc.	69,783	2,320,285
Costco Wholesale Corp.	609,301	350,865,981
Kroger Co.	37,085	2,127,566
		355,313,832
Food Products - 0.0%
Nestle SA (Reg. S)	17,386	2,260,504
The Vita Coco Co., Inc. (b)	80,599	722,167
		2,982,671
Household Products - 0.1%
Procter & Gamble Co.	117,122	17,896,242
Personal Products - 1.0%
Estee Lauder Companies, Inc. Class A	732,084	199,361,115
L'Oreal SA (a)	23,678	9,458,067
L'Oreal SA (a)	31,253	12,483,866
Olaplex Holdings, Inc.	224,110	3,502,839
		224,805,887
TOTAL CONSUMER STAPLES		744,594,128
ENERGY - 1.8%
Energy Equipment & Services - 0.0%
Baker Hughes Co. Class A	63,600	2,315,676
Halliburton Co.	250,494	9,486,208
		11,801,884
Oil, Gas & Consumable Fuels - 1.8%
Canadian Natural Resources Ltd.	1,189,234	73,638,047
Cenovus Energy, Inc. (Canada)	138,968	2,316,597
Cheniere Energy, Inc.	215,137	29,828,745
Chevron Corp.	175,327	28,548,495
ConocoPhillips Co.	586,942	58,694,200
Continental Resources, Inc. (b)	37,100	2,275,343
Devon Energy Corp.	527,840	31,211,179
Diamondback Energy, Inc.	215,815	29,583,920
EOG Resources, Inc.	379,736	45,275,923
Exxon Mobil Corp.	208,132	17,189,622
Hess Corp.	255,557	27,354,821
Occidental Petroleum Corp.	236,714	13,431,152
Phillips 66 Co.	30,590	2,642,670
Pioneer Natural Resources Co.	217,269	54,323,768
Reliance Industries Ltd.	72,382	2,498,485
Suncor Energy, Inc.	70,780	2,304,320
		421,117,287
TOTAL ENERGY		432,919,171
FINANCIALS - 14.8%
Banks - 3.5%
Bank of America Corp.	7,145,259	294,527,576
JPMorgan Chase & Co.	1,495,119	203,814,622
Kotak Mahindra Bank Ltd. (a)	259,472	5,947,221
Nu Holdings Ltd. (b)	495,993	3,829,066
Royal Bank of Canada	1,051,771	115,798,713
Starling Bank Ltd. Series D (a)(c)(d)	3,502,023	10,847,820
The Toronto-Dominion Bank	1,342,724	106,535,051
Wells Fargo & Co.	1,628,762	78,929,807
		820,229,876
Capital Markets - 2.0%
BlackRock, Inc. Class A	60,134	45,952,599
Brookfield Asset Management, Inc. (Canada) Class A	375,222	21,214,007
Charles Schwab Corp.	1,048,266	88,379,306
CME Group, Inc.	64,383	15,314,140
Coinbase Global, Inc. (a)	131,512	24,968,868
Goldman Sachs Group, Inc.	146,736	48,437,554
Intercontinental Exchange, Inc.	130,659	17,262,667
Morgan Stanley	1,904,017	166,411,086
MSCI, Inc.	84,575	42,531,076
		470,471,303
Consumer Finance - 0.3%
American Express Co.	122,940	22,989,780
Capital One Financial Corp.	390,973	51,330,845
		74,320,625
Diversified Financial Services - 6.9%
Berkshire Hathaway, Inc. Class A (a)	3,058	1,617,440,418
Insurance - 2.1%
Admiral Group PLC	1,492,794	50,260,657
American International Group, Inc.	1,466,421	92,047,246
Aon PLC	15,370	5,004,933
Arthur J. Gallagher & Co.	149,369	26,079,827
Brookfield Asset Management Reinsurance Partners Ltd.	1,401	79,982
Chubb Ltd.	496,786	106,262,525
Fairfax Financial Holdings Ltd. (sub. vtg.)	31,859	17,380,949
Hartford Financial Services Group, Inc.	351,391	25,233,388
Intact Financial Corp.	123,315	18,220,811
Marsh & McLennan Companies, Inc.	61,227	10,434,305
Progressive Corp.	623,514	71,074,361
The Travelers Companies, Inc.	429,600	78,500,808
		500,579,792
TOTAL FINANCIALS		3,483,042,014
HEALTH CARE - 13.8%
Biotechnology - 2.9%
AbbVie, Inc.	694,437	112,575,182
Alnylam Pharmaceuticals, Inc. (a)	25,532	4,169,120
BioCryst Pharmaceuticals, Inc. (a)(b)	52,285	850,154
Biohaven Pharmaceutical Holding Co. Ltd. (a)	9,190	1,089,658
BioNTech SE ADR (a)	14,300	2,439,008
Galapagos NV sponsored ADR (a)	166,707	10,339,168
Horizon Therapeutics PLC (a)	811,061	85,331,728
Idorsia Ltd. (a)(b)	251,235	5,010,834
Intellia Therapeutics, Inc. (a)	60,110	4,368,194
Regeneron Pharmaceuticals, Inc. (a)	462,044	322,700,770
Vertex Pharmaceuticals, Inc. (a)	463,644	120,997,175
Zai Lab Ltd. (a)	742,150	3,378,761
		673,249,752
Health Care Equipment & Supplies - 1.1%
Abbott Laboratories	341,966	40,475,096
DexCom, Inc. (a)	5,751	2,942,212
Edwards Lifesciences Corp. (a)	448,218	52,764,223
Envista Holdings Corp. (a)	287,838	14,020,589
Figs, Inc. Class A (a)	45,600	981,312
Intuitive Surgical, Inc. (a)	380,937	114,921,074
Sonova Holding AG	60,989	25,582,313
		251,686,819
Health Care Providers & Services - 5.4%
23andMe Holding Co. Class B (e)	291,601	1,116,832
AmerisourceBergen Corp.	179,803	27,817,322
Anthem, Inc.	84,116	41,319,462
Cano Health, Inc. (a)	271,963	1,726,965
Centene Corp. (a)	59,326	4,994,656
CVS Health Corp.	52,665	5,330,225
dentalcorp Holdings Ltd. (a)	648,122	7,875,034
Guardant Health, Inc. (a)	104,781	6,940,693
HCA Holdings, Inc.	284,568	71,318,432
Henry Schein, Inc. (a)	71,413	6,226,499
McKesson Corp.	24,508	7,502,634
Molina Healthcare, Inc. (a)	21,031	7,015,731
Option Care Health, Inc. (a)	679,574	19,408,633
P3 Health Partners, Inc. (c)	450,620	3,523,848
UnitedHealth Group, Inc.	2,084,838	1,063,204,835
		1,275,321,801
Health Care Technology - 0.0%
Doximity, Inc. (b)	227,450	11,847,871
Life Sciences Tools & Services - 1.6%
Bio-Rad Laboratories, Inc. Class A (a)	3,546	1,997,214
Danaher Corp.	562,901	165,115,750
Eurofins Scientific SA	98,077	9,755,027
IQVIA Holdings, Inc. (a)	21,877	5,058,181
Lonza Group AG	24	17,459
Mettler-Toledo International, Inc. (a)	63,961	87,830,606
Thermo Fisher Scientific, Inc.	113,090	66,796,609
Veterinary Emergency Group LLC Class A (c)(d)(f)	183,097	9,589,486
Waters Corp. (a)	52,496	16,294,233
West Pharmaceutical Services, Inc.	15,452	6,346,291
		368,800,856
Pharmaceuticals - 2.8%
AstraZeneca PLC sponsored ADR	106,500	7,065,210
Asymchem Laboratories Tianjin Co. Ltd. (H Shares) (e)	141,496	4,991,515
Bristol-Myers Squibb Co.	691,542	50,503,312
Eli Lilly & Co.	1,317,381	377,258,397
Intra-Cellular Therapies, Inc. (a)	82,377	5,040,649
Johnson & Johnson	142,916	25,329,003
Merck & Co., Inc.	214,058	17,563,459
Nuvation Bio, Inc. (a)(b)	1,977,086	10,399,472
Pfizer, Inc.	617,188	31,951,823
Roche Holding AG (participation certificate)	71,866	28,434,635
Royalty Pharma PLC	929,095	36,197,541
UCB SA	49,994	5,997,921
Zoetis, Inc. Class A	266,963	50,346,552
		651,079,489
TOTAL HEALTH CARE		3,231,986,588
INDUSTRIALS - 3.6%
Aerospace & Defense - 0.5%
Lockheed Martin Corp.	91,541	40,406,197
Northrop Grumman Corp.	146,554	65,541,880
Space Exploration Technologies Corp. Class A (a)(c)(d)	73,000	4,088,000
TransDigm Group, Inc. (a)	10,825	7,052,921
		117,088,998
Air Freight & Logistics - 1.0%
United Parcel Service, Inc. Class B	1,111,071	238,280,287
Zipline International, Inc. (c)(d)	87,466	3,148,776
		241,429,063
Airlines - 0.0%
Joby Aviation, Inc. (a)	199,579	1,321,213
Building Products - 0.4%
Carrier Global Corp.	314,432	14,422,996
Fortune Brands Home & Security, Inc.	638,803	47,450,287
Toto Ltd.	665,049	26,708,760
		88,582,043
Commercial Services & Supplies - 0.2%
Aurora Innovation, Inc. (a)	257,043	1,436,870
Cintas Corp.	61,793	26,286,124
Clean TeQ Water Pty Ltd. (a)(b)	310,966	140,047
GFL Environmental, Inc. (b)	189,681	6,172,220
TulCo LLC (a)(c)(d)(f)	1,552	922,726
ZenPayroll, Inc. (c)(d)	50,300	1,550,749
		36,508,736
Industrial Conglomerates - 0.5%
General Electric Co.	1,291,494	118,171,701
Roper Technologies, Inc.	5,000	2,361,150
		120,532,851
Machinery - 0.4%
AutoStore Holdings Ltd.	219,657	804,142
Deere & Co.	119,002	49,440,571
Ingersoll Rand, Inc.	381,542	19,210,640
Otis Worldwide Corp.	57,477	4,422,855
PACCAR, Inc.	73,353	6,460,199
		80,338,407
Professional Services - 0.0%
Verisk Analytics, Inc.	11,200	2,403,856
Road & Rail - 0.6%
Canadian Pacific Railway Ltd.	407,914	33,666,813
J.B. Hunt Transport Services, Inc.	169,914	34,117,032
Old Dominion Freight Lines, Inc.	73,334	21,903,399
Union Pacific Corp.	194,284	53,080,332
		142,767,576
Trading Companies & Distributors - 0.0%
Ferguson PLC	65,414	8,919,648
Transportation Infrastructure - 0.0%
Delhivery Private Ltd. (c)(d)	924,200	7,148,074
TOTAL INDUSTRIALS		847,040,465
INFORMATION TECHNOLOGY - 28.7%
Communications Equipment - 0.1%
Arista Networks, Inc. (a)	180,602	25,100,066
Electronic Equipment & Components - 1.5%
Amphenol Corp. Class A	4,404,949	331,912,907
CDW Corp.	96,792	17,315,121
Keysight Technologies, Inc. (a)	76,360	12,062,589
Samsung SDI Co. Ltd.	5,977	2,902,587
		364,193,204
IT Services - 4.2%
Accenture PLC Class A	688,437	232,161,610
Adyen BV (a)(e)	24,719	48,960,797
Affirm Holdings, Inc. (a)	52,500	2,429,700
Cloudflare, Inc. (a)	1,054,810	126,260,757
Cognizant Technology Solutions Corp. Class A	348,160	31,219,507
MasterCard, Inc. Class A	196,416	70,195,150
MongoDB, Inc. Class A (a)	169,682	75,269,238
PayPal Holdings, Inc. (a)	222,708	25,756,180
Shopify, Inc. Class A (a)	64,668	43,734,635
Visa, Inc. Class A	1,535,739	340,580,838
		996,568,412
Semiconductors & Semiconductor Equipment - 7.3%
Advanced Micro Devices, Inc. (a)	1,853,311	202,641,025
Analog Devices, Inc.	257,142	42,474,716
Applied Materials, Inc.	314,004	41,385,727
Broadcom, Inc.	40,912	25,761,468
Lam Research Corp.	92,066	49,495,602
Lattice Semiconductor Corp. (a)	184,555	11,248,627
Marvell Technology, Inc.	965,976	69,270,139
Micron Technology, Inc.	29,100	2,266,599
Monolithic Power Systems, Inc.	15,965	7,753,881
NVIDIA Corp.	2,989,384	815,683,318
onsemi (a)	744,331	46,602,564
Qualcomm, Inc.	1,975,942	301,963,456
Semtech Corp. (a)	72,357	5,017,234
Silergy Corp.	13,000	1,525,299
SiTime Corp. (a)	8,121	2,012,546
Synaptics, Inc. (a)	458,724	91,515,438
		1,716,617,639
Software - 10.8%
Adobe, Inc. (a)	690,167	314,453,889
Atlassian Corp. PLC (a)	412,895	121,320,938
Bill.Com Holdings, Inc. (a)(b)	56,644	12,846,293
Cadence Design Systems, Inc. (a)	432,400	71,112,504
Check Point Software Technologies Ltd. (a)	79,106	10,937,196
Clear Secure, Inc. (b)	133,338	3,584,125
Confluent, Inc.	55,800	2,287,800
Datadog, Inc. Class A (a)	370,919	56,183,101
Dynatrace, Inc. (a)	121,484	5,721,896
Epic Games, Inc. (a)(c)(d)	14,010	9,865,001
Fortinet, Inc. (a)	45,267	15,469,545
HubSpot, Inc. (a)	2,383	1,131,782
Intuit, Inc.	163,804	78,763,515
KnowBe4, Inc. (a)	317,125	7,300,218
Microsoft Corp.	4,157,010	1,281,647,753
Monday.com Ltd. (b)	12,963	2,049,061
Palo Alto Networks, Inc. (a)(b)	33,321	20,742,656
Qualtrics International, Inc. (a)	76,069	2,171,770
Salesforce.com, Inc. (a)	2,274,805	482,986,598
SentinelOne, Inc. (b)	52,224	2,023,158
ServiceNow, Inc. (a)	26,868	14,962,521
Stripe, Inc. Class B (a)(c)(d)	75,100	2,775,696
Tanium, Inc. Class B (a)(c)(d)	449,538	5,578,767
Tenable Holdings, Inc. (a)	11,600	670,364
		2,526,586,147
Technology Hardware, Storage & Peripherals - 4.8%
Apple, Inc.	6,260,917	1,093,218,717
Dell Technologies, Inc.	559,114	28,061,932
		1,121,280,649
TOTAL INFORMATION TECHNOLOGY		6,750,346,117
MATERIALS - 3.1%
Chemicals - 0.5%
CF Industries Holdings, Inc.	194,076	20,001,473
Corteva, Inc.	38,900	2,235,972
Nutrien Ltd.	112,954	11,746,086
Sherwin-Williams Co.	282,808	70,594,533
The Mosaic Co.	110,168	7,326,172
Westlake Corp.	97,731	12,060,005
		123,964,241
Metals & Mining - 2.6%
Agnico Eagle Mines Ltd. (Canada)	35,400	2,166,220
ArcelorMittal SA Class A unit GDR	69,700	2,231,097
B2Gold Corp.	5,889,108	27,039,539
Barrick Gold Corp. (Canada)	2,026,708	49,705,129
Cleveland-Cliffs, Inc. (a)	848,986	27,345,839
First Quantum Minerals Ltd.	26,980	934,043
Franco-Nevada Corp.	687,649	109,427,582
Freeport-McMoRan, Inc.	2,577,767	128,218,131
Glencore Xstrata PLC	1,065,800	6,934,851
Ivanhoe Electric, Inc. (c)(d)	1,289,012	1,069,880
Ivanhoe Mines Ltd. (a)	5,797,975	54,077,022
Ivanhoe Mines Ltd. (a)(e)	1,490,580	13,902,462
MP Materials Corp. (a)	26,502	1,519,625
Newmont Corp.	540,095	42,910,548
Novagold Resources, Inc. (a)	1,603,715	12,353,538
Nucor Corp.	622,256	92,498,354
Steel Dynamics, Inc.	432,468	36,080,805
Stelco Holdings, Inc.	85,910	3,572,740
Sunrise Energy Metals Ltd. (a)	621,935	1,141,476
		613,128,881
TOTAL MATERIALS		737,093,122
REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Equity Commonwealth (a)	437,287	12,335,866
Prologis (REIT), Inc.	314,666	50,812,266
Welltower, Inc.	48,100	4,624,334
		67,772,466
UTILITIES - 0.1%
Electric Utilities - 0.1%
Constellation Energy Corp.	70,023	3,938,794
Exelon Corp.	116,700	5,558,421
NextEra Energy, Inc.	143,329	12,141,400
Southern Co.	63,800	4,626,138
		26,264,753
TOTAL COMMON STOCKS (Cost $15,227,861,825)		22,477,608,574

Preferred Stocks - 0.6%
	Shares	Value ($)
Convertible Preferred Stocks - 0.5%
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
Reddit, Inc.:
Series E(c)(d)	27,300	1,686,987
Series F(c)(d)	149,136	9,215,770
		10,902,757
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(a)(c)(d)	43,228	414,289
Series C(a)(c)(d)	170,098	1,630,185
Series D(c)(d)	404,900	3,880,481
		5,924,955
Hotels, Restaurants & Leisure - 0.0%
Discord, Inc. Series I (c)(d)	2,700	1,486,686

Internet & Direct Marketing Retail - 0.1%
GoBrands, Inc.:
Series G(c)(d)	8,352	3,398,512
Series H(c)(d)	11,788	4,796,655
		8,195,167
TOTAL CONSUMER DISCRETIONARY		15,606,808

CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Bowery Farming, Inc. Series C1 (c)(d)	37,316	1,782,212

FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Acrisure Holdings, Inc. Series B (c)(d)	57,282	1,209,796

HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (c)(d)	486,500	1,755,779

Health Care Providers & Services - 0.0%
Lyra Health, Inc.:
Series E(a)(c)(d)	190,800	3,478,284
Series F(c)(d)	11,519	209,991
Somatus, Inc. Series E (c)(d)	2,766	2,413,708
		6,101,983
TOTAL HEALTH CARE		7,857,762

INDUSTRIALS - 0.2%
Aerospace & Defense - 0.2%
Relativity Space, Inc.:
Series D(a)(c)(d)	207,384	3,724,617
Series E(c)(d)	143,887	3,030,260
Space Exploration Technologies Corp. Series N (a)(c)(d)	49,490	27,714,400
		34,469,277
Air Freight & Logistics - 0.0%
Zipline International, Inc. Series E (a)(c)(d)	178,019	6,408,684

Commercial Services & Supplies - 0.0%
ZenPayroll, Inc.:
Series D(a)(c)(d)	184,203	5,678,978
Series E(c)(d)	28,063	865,182
		6,544,160
TOTAL INDUSTRIALS		47,422,121

INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.0%
ByteDance Ltd. Series E1 (a)(c)(d)	80,736	11,888,376

Software - 0.1%
ASAPP, Inc. Series C (c)(d)	204,122	840,983
Carbon, Inc.:
Series D(a)(c)(d)	9,678	151,848
Series E(a)(c)(d)	7,351	135,479
Nuro, Inc.:
Series C(a)(c)(d)	405,967	8,462,674
Series D(c)(d)	114,603	2,388,982
Stripe, Inc. Series H (c)(d)	29,000	1,071,840
Tenstorrent, Inc. Series C1 (c)(d)	33,000	2,476,320
		15,528,126
TOTAL INFORMATION TECHNOLOGY		27,416,502

MATERIALS - 0.0%
Metals & Mining - 0.0%
High Power Exploration, Inc. Series A (a)(c)(d)	1,289,012	5,723,213

TOTAL CONVERTIBLE PREFERRED STOCKS		117,921,171
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
Circle Internet Financial Ltd. Series E (c)	175,323	4,033,200

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Petroleo Brasileiro SA - Petrobras sponsored ADR	1,606,518	23,776,466

TOTAL NONCONVERTIBLE PREFERRED STOCKS		27,809,666
TOTAL PREFERRED STOCKS (Cost $114,134,423)		145,730,837

Preferred Securities - 0.0%
	Principal Amount (g)	Value ($)
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Tenstorrent, Inc. 0% (c)(d)(h) (Cost $1,840,000)	1,840,000	1,840,000

Money Market Funds - 3.9%
	Shares	Value ($)
Fidelity Cash Central Fund 0.31% (i)	840,705,945	840,874,086
Fidelity Securities Lending Cash Central Fund 0.31% (i)(j)	74,425,017	74,432,459
TOTAL MONEY MARKET FUNDS (Cost $915,305,552)		915,306,545

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $16,259,141,800)	23,540,485,956
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(55,712,642)
NET ASSETS - 100.0%	23,484,773,314

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $214,048,228 or 0.9% of net assets.

(d)	Level 3 security
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $89,026,616 or 0.4% of net assets.

(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Acrisure Holdings, Inc. Series B	3/22/21	1,043,678
ASAPP, Inc. Series C	4/30/21	1,346,613
Bowery Farming, Inc. Series C1	5/18/21	2,248,263
ByteDance Ltd. Series E1	11/18/20	8,846,581
Carbon, Inc. Series D	12/15/17	225,990
Carbon, Inc. Series E	3/22/19	205,787
Circle Internet Financial Ltd. Series E	5/11/21	2,845,500
Delhivery Private Ltd.	5/20/21	4,511,240
Discord, Inc. Series I	9/15/21	1,486,686
ElevateBio LLC Series C	3/09/21	2,040,868
Epic Games, Inc.	7/13/20 - 7/30/20	8,055,750
Fanatics, Inc. Class A	8/13/20 - 12/15/21	12,844,485
GoBrands, Inc. Series G	3/02/21	2,085,639
GoBrands, Inc. Series H	7/22/21	4,579,527
High Power Exploration, Inc. Series A	11/15/19 - 3/04/21	6,793,094
Ivanhoe Electric, Inc.	4/30/21	1,069,880
Lyra Health, Inc. Series E	1/14/21	1,747,079
Lyra Health, Inc. Series F	6/04/21	180,899
Nuro, Inc. Series C	10/30/20	5,299,737
Nuro, Inc. Series D	10/29/21	2,388,982
P3 Health Partners, Inc.	5/25/21	4,506,200
Rad Power Bikes, Inc.	1/21/21	1,599,460
Rad Power Bikes, Inc. Series A	1/21/21	208,525
Rad Power Bikes, Inc. Series C	1/21/21	820,526
Rad Power Bikes, Inc. Series D	9/17/21	3,880,481
Reddit, Inc. Series E	5/18/21	1,159,546
Reddit, Inc. Series F	8/11/21	9,215,770
Relativity Space, Inc. Series D	11/20/20	3,095,642
Relativity Space, Inc. Series E	5/27/21	3,285,674
Somatus, Inc. Series E	1/31/22	2,413,708
Space Exploration Technologies Corp. Class A	2/16/21	3,065,927
Space Exploration Technologies Corp. Series N	8/04/20	13,362,300
Starling Bank Ltd. Series D	6/18/21	6,261,217
Stripe, Inc. Class B	5/18/21	3,013,641
Stripe, Inc. Series H	3/15/21	1,163,625
Tanium, Inc. Class B	9/18/20	5,122,575
Tenstorrent, Inc. Series C1	4/23/21	1,961,992
Tenstorrent, Inc. 0%	4/23/21	1,840,000
TulCo LLC	8/24/17 - 9/07/18	690,073
Veterinary Emergency Group LLC Class A	9/16/21 - 3/17/22	7,064,831
ZenPayroll, Inc.	10/01/21	1,448,054
ZenPayroll, Inc. Series D	7/16/19	2,452,184
ZenPayroll, Inc. Series E	7/13/21	852,984
Zipline International, Inc.	10/12/21	3,148,776
Zipline International, Inc. Series E	12/21/20	5,808,653
Zomato Ltd.	12/09/20 - 2/05/21	2,762,058

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.31%	557,157,321	1,353,598,744	1,069,881,979	198,494	-	-	840,874,086	1.6%
Fidelity Securities Lending Cash Central Fund 0.31%	69,004,697	265,241,145	259,813,383	67,769	-	-	74,432,459	0.2%
Total	626,162,018	1,618,839,889	1,329,695,362	266,263	-	-	915,306,545

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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